Acquisitions (Details) - Schedule of consolidated operating results give effect to the Viridian and 365 Cannabis acquisitions - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Schedule of consolidated operating results give effect to the Viridian and 365 Cannabis acquisitions [Abstract]
Revenue	$ 14,026	$ 28,847	$ 27,523
Net loss	$ (17,650)	$ (31,423)	$ (20,250)